Inventories	12 Months Ended
Aug. 31, 2021
Inventories
Inventories

7. Inventories

	2021	2020
	$	$
Raw materials	1,549,125	422,784
Work-in-process	327,757	17,000
Finished goods	99,202	51,743
	1,976,084	491,527

For the year ended August 31, 2021, inventories recognized as an expense amounted to $1,909,606 [2020 – $1,812,783; 2019 – $1,584,013].

For the year ended August 31, 2021, cost of sales includes depreciation of $232,195 [2020 – $142,336; 2019 – $33,596].